Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$915	$952,524
4.88%, 05/01/25 (Call 04/01/25)	6,167	6,915,242
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	1,788	1,942,162
3.50%, 05/15/25 (Call 03/15/25)(a)	2,172	2,385,551
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,562	1,718,028
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	2,583	2,775,201
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	4,057	4,327,277
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	3,845	4,284,407
		25,300,392
Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)(a)	1,942	2,033,119
Archer-Daniels-Midland Co., Class C, 2.75%, 03/27/25 (Call 02/27/25)	1,140	1,216,266
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)(a)	825	838,934
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	1,872	1,915,262
3.38%, 08/11/25 (Call 05/11/25)	1,868	2,044,283
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	5,160	5,733,431
		13,781,295
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)(a)	2,769	3,164,496
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	563	602,827
		3,767,323
Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	2,659	2,818,700
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,191	1,326,512
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	1,145	1,268,820
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	1,028	1,118,659
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	1,262	1,325,618
		7,858,309
Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.00%, 09/10/25	1,583	1,590,709
1.20%, 07/08/25	1,730	1,752,109
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)(a)	1,044	1,042,831
General Motors Co.
4.00%, 04/01/25	830	913,315
6.13%, 10/01/25 (Call 09/01/25)	4,220	5,000,784
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	2,045	2,163,037
2.90%, 02/26/25 (Call 01/26/25)	2,631	2,790,360
4.00%, 01/15/25 (Call 10/15/24)	2,220	2,422,864
4.30%, 07/13/25 (Call 04/13/25)	1,958	2,171,070
4.35%, 04/09/25 (Call 02/09/25)	2,868	3,177,945
PACCAR Financial Corp., 1.80%, 02/06/25	128	132,426
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	2,846	2,832,482
1.80%, 02/13/25	1,894	1,963,339
3.00%, 04/01/25	2,488	2,683,457
3.40%, 04/14/25	1,605	1,757,443
		32,394,171

	Par
Security	(000)	Value

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	$1,326	$1,437,225
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)(a)	1,182	1,329,218
		2,766,443
Banks — 20.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	1,817	2,039,255
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	1,675	1,670,896
Banco Santander SA
2.75%, 05/28/25	3,265	3,446,403
5.18%, 11/19/25	3,254	3,728,433
Bank of America Corp.
3.88%, 08/01/25(a)	3,767	4,205,064
4.00%, 01/22/25	5,109	5,608,047
Series L, 3.95%, 04/21/25	4,988	5,478,420
Bank of Montreal, 1.85%, 05/01/25(a)	3,193	3,312,674
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)(a)	2,178	2,244,712
3.95%, 11/18/25 (Call 10/18/25)	596	671,436
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,676	1,808,505
Bank of Nova Scotia (The)
1.30%, 06/11/25	2,352	2,388,385
2.20%, 02/03/25(a)	2,919	3,061,739
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,340	1,534,019
Barclays PLC, 3.65%, 03/16/25	4,411	4,794,713
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	1,287	1,426,292
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	1,209	1,211,333
2.25%, 01/28/25	2,402	2,517,368
Citigroup Inc.
3.30%, 04/27/25	2,802	3,052,639
3.88%, 03/26/25(a)	2,472	2,713,638
4.40%, 06/10/25	4,896	5,476,421
5.50%, 09/13/25	3,426	3,998,108
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	1,461	1,533,597
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	718	804,404
Comerica Bank, 4.00%, 07/27/25(a)	85	94,572
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	3,654	4,099,605
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	1,550	1,700,056
Credit Suisse AG/New York NY, 2.95%, 04/09/25	2,068	2,221,508
Credit Suisse Group AG, 3.75%, 03/26/25(a)	4,946	5,387,826
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,954	3,100,843
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	905	1,017,917
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	680	751,278
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	5,257	5,684,657
3.50%, 04/01/25 (Call 03/01/25)	6,153	6,689,172
3.75%, 05/22/25 (Call 02/22/25)	4,545	4,978,548
4.25%, 10/21/25	4,889	5,485,605
HSBC Holdings PLC, 4.25%, 08/18/25	3,528	3,912,658
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,696	1,887,224
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	5,786	6,219,834
3.90%, 07/15/25 (Call 04/15/25)(a)	5,839	6,473,524
7.75%, 07/15/25	25	31,433
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,508	1,654,879
KeyCorp., 4.15%, 10/29/25	1,518	1,716,205
Lloyds Bank PLC, 3.50%, 05/14/25	170	184,929

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Lloyds Banking Group PLC
4.45%, 05/08/25	$3,133	$3,524,030
4.58%, 12/10/25	3,262	3,677,416
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,757	1,885,858
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	3,845	3,903,098
2.19%, 02/25/25	5,141	5,362,371
3.78%, 03/02/25	1,472	1,619,215
Morgan Stanley
4.00%, 07/23/25	6,461	7,196,585
5.00%, 11/24/25(a)	4,296	4,970,128
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	873	935,070
Northern Trust Corp., 3.95%, 10/30/25(a)	1,752	1,986,575
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)	1,602	1,725,434
3.25%, 06/01/25 (Call 05/02/25)	1,821	1,987,221
4.20%, 11/01/25 (Call 10/01/25)	760	864,477
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	2,342	2,453,573
Royal Bank of Canada, 1.15%, 06/10/25	3,443	3,476,914
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	1,896	2,042,523
4.50%, 07/17/25 (Call 04/17/25)	2,969	3,299,183
State Street Corp., 3.55%, 08/18/25	3,379	3,748,223
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	500	550,975
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25(a)	5,254	5,338,379
2.35%, 01/15/25(a)	2,879	3,016,991
SVB Financial Group, 3.50%, 01/29/25(a)	1,079	1,170,931
Toronto-Dominion Bank (The)
0.75%, 09/11/25	1,843	1,833,656
1.15%, 06/12/25(a)	2,294	2,324,350
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,708	1,756,644
3.63%, 09/16/25 (Call 08/16/25)	2,437	2,695,030
4.05%, 11/03/25 (Call 09/03/25)	1,030	1,163,055
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	1,514	1,538,587
3.70%, 06/05/25 (Call 05/05/25)	1,990	2,204,263
4.00%, 05/01/25 (Call 03/01/25)	2,560	2,851,277
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	3,037	3,115,932
3.95%, 11/17/25 (Call 10/17/25)(a)	2,552	2,881,310
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	2,151	2,247,107
2.80%, 01/27/25 (Call 12/27/24)	1,413	1,516,248
Wells Fargo & Co.
3.00%, 02/19/25(a)	5,179	5,545,984
3.55%, 09/29/25	5,642	6,221,433
Westpac Banking Corp., 2.35%, 02/19/25	3,411	3,601,607
		238,250,427
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	284	311,037
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	455	505,764
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	1,270	1,438,072
4.75%, 12/01/25(a)	965	1,114,035
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	1,037	1,057,719

	Par
Security	(000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	$1,013	$1,111,494
4.42%, 05/25/25 (Call 03/25/25)	2,857	3,217,553
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	2,376	2,505,088
2.75%, 04/30/25 (Call 01/30/25)	2,512	2,695,276
3.50%, 07/17/25 (Call 04/17/25)	1,571	1,731,870
		15,687,908
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,102	1,143,799
3.13%, 05/01/25 (Call 02/01/25)	2,512	2,708,614
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,319	2,569,359
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,903	4,358,012
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	4,058	4,403,620
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)(b)	1,748	1,745,937
		16,929,341
Building Materials — 0.7%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	4,293	4,491,337
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,304	1,444,297
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	624	630,908
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	1,027	1,148,658
		7,715,200
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)(a)	1,412	1,451,366
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)	1,489	1,702,716
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	3,900	4,437,576
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,624	1,776,721
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,423	1,466,985
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)(a)	658	700,691
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	951	956,345
2.88%, 05/01/25 (Call 04/01/25)(a)	967	1,033,771
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	1,033	1,105,424
3.38%, 03/15/25 (Call 12/15/24)	1,295	1,400,504
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	1,217	1,331,933
		17,364,032
Commercial Services — 1.3%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	2,989	3,288,109
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	975	1,116,687
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	857	910,014
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	2,056	2,171,321
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	587	645,101
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	1,700	1,749,895
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,202	2,454,217
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,086	2,311,351
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	105	105,761
		14,752,456
Computers — 2.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,130	1,121,796
1.13%, 05/11/25 (Call 04/11/25)	2,082	2,109,940

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
2.50%, 02/09/25	$3,114	$3,304,016
2.75%, 01/13/25 (Call 11/13/24)(a)	3,167	3,384,573
3.20%, 05/13/25	4,296	4,685,905
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(a)	2,536	2,979,420
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)	1,325	1,459,103
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)(c)	5,385	6,156,832
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	3,083	3,209,465
International Business Machines Corp., 7.00%, 10/30/25	1,404	1,757,134
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,093	1,191,020
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,361	2,439,787
		33,798,991
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 0.55%, 10/29/25	698	694,189
Unilever Capital Corp.
3.10%, 07/30/25	655	714,854
3.38%, 03/22/25 (Call 01/22/25)(a)	973	1,063,207
		2,472,250
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	745	772,647

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	1,135	1,206,289
4.45%, 10/01/25 (Call 08/01/25)(a)	1,213	1,338,812
6.50%, 07/15/25 (Call 06/15/25)(a)	3,313	3,880,318
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	805	879,607
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	784	813,565
3.25%, 03/01/25 (Call 01/01/25)(a)	2,134	2,279,560
3.38%, 07/01/25 (Call 06/01/25)	1,925	2,075,978
Ally Financial Inc.
4.63%, 03/30/25	1,344	1,506,973
5.80%, 05/01/25 (Call 04/01/25)(a)	1,778	2,067,938
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	2,498	2,840,301
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	636	683,268
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,458	2,651,248
4.20%, 10/29/25 (Call 09/29/25)	3,160	3,547,922
4.25%, 04/30/25 (Call 03/31/25)	1,678	1,876,759
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	987	1,063,897
3.85%, 05/21/25 (Call 03/21/25)	1,875	2,082,356
4.20%, 03/24/25 (Call 02/22/25)	557	624,157
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	2,241	2,416,538
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,439	1,574,568
Franklin Resources Inc., 2.85%, 03/30/25	1,231	1,323,904
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	2,667	2,908,790
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	4,604	5,053,995
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)(a)	3,303	3,665,174
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	552	625,074
Lazard Group LLC, 3.75%, 02/13/25	1,159	1,263,820
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	2,131	2,232,649
Nomura Holdings Inc.
1.85%, 07/16/25	3,129	3,204,471

	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.65%, 01/16/25	$3,201	$3,372,766
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)(a)	2,590	2,895,672
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	8,140	8,927,789
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	1,729	1,834,798
		72,718,956
Electric — 4.6%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	461	498,535
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	981	979,705
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	574	621,986
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	509	549,959
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	1,760	1,897,386
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,420	1,538,627
4.05%, 04/15/25 (Call 03/15/25)	2,666	2,968,111
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	184	183,133
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,491	2,762,544
Series A, 3.30%, 03/15/25 (Call 02/15/25)	204	221,364
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	710	770,499
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,434	2,442,081
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)	700	696,934
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,602	1,746,148
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	994	1,104,374
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	1,359	1,350,044
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	736	810,270
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,188	1,274,261
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	546	544,318
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,871	3,167,833
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	862	931,969
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,369	2,542,766
3.13%, 12/01/25 (Call 06/01/25)(a)	1,819	1,986,112
Iberdrola International BV, 5.81%, 03/15/25	70	81,539
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	984	1,072,068
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	1,192	1,270,898
3.25%, 11/01/25 (Call 08/01/25)	784	856,410
NextEra Energy Capital Holdings Inc., 2.75%, 05/01/25 (Call 04/01/25)	1,654	1,763,280
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	696	684,829
2.95%, 04/01/25 (Call 01/01/25)	542	581,409
Pacific Gas & Electric Co.
3.45%, 07/01/25	2,463	2,572,308
3.50%, 06/15/25 (Call 03/15/25)	725	761,040
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	100	108,686
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,165	1,179,644
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	560	602,050
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	967	962,291
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	1,176	1,274,843

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	$998	$1,102,331
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,147	2,350,879
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,223	1,375,007
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	140	150,455
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	631	678,666
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)(a)	1,070	1,171,714
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	1,705	1,843,054
		54,032,360
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	184	199,690

Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	527	549,023
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	474	516,873
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,143	1,276,891
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	2,707	2,769,207
Legrand France SA, 8.50%, 02/15/25	212	266,423
		5,378,417
Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	797	792,091
3.20%, 03/15/25 (Call 12/15/24)	1,357	1,464,203
Waste Management Inc., 0.75%, 11/15/25 (Call 10/15/25)	1,228	1,221,786
		3,478,080
Food — 1.6%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	655	708,147
3.95%, 03/15/25 (Call 01/15/25)	2,374	2,620,635
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	2,555	2,910,017
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)(a)	2,369	2,628,216
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	245	246,931
3.20%, 08/21/25 (Call 05/21/25)	40	43,664
JM Smucker Co. (The), 3.50%, 03/15/25	2,395	2,614,142
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,373	1,401,764
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	1,441	1,570,387
3.75%, 10/01/25 (Call 07/01/25)	1,935	2,135,911
5.65%, 04/01/25 (Call 03/01/25)	1,062	1,230,784
		18,110,598
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	315	339,003

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	820	926,953
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	3,159	3,142,447
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	675	730,633
		4,800,033
Health Care - Products — 2.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	2,252	2,422,679
3.88%, 09/15/25 (Call 06/15/25)	1,503	1,677,949

	Par
Security	(000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	$1,227	$1,270,632
3.85%, 05/15/25	1,608	1,780,136
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,183	1,299,206
Medtronic Inc., 3.50%, 03/15/25	4,265	4,689,538
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,086	1,096,567
3.38%, 11/01/25 (Call 08/01/25)	2,629	2,879,071
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/09/25)(a)	843	931,709
4.13%, 03/25/25 (Call 02/25/25)	2,877	3,193,240
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	4,469	4,859,054
		26,099,781
Health Care - Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	3,456	3,628,420
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	248	251,708
HCA Inc., 5.25%, 04/15/25	3,188	3,657,560
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	1,182	1,326,972
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	2,651	2,867,799
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	283	287,845
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,437	1,564,074
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	215	218,240
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,419	1,587,733
3.75%, 07/15/25	4,247	4,736,127
UPMC, Series D-1, 3.60%, 04/03/25	745	810,709
		20,937,187
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,113	2,242,633
4.25%, 03/01/25 (Call 01/01/25)	1,695	1,839,787
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	1,052	1,120,401
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,075	1,153,926
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	570	600,917
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,227	1,305,712
4.00%, 03/30/25 (Call 02/28/25)	962	1,027,387
		9,290,763
Home Builders — 0.2%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	1,080	1,142,921
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(a)	1,461	1,642,266
		2,785,187
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	325	359,928
Whirlpool Corp., 3.70%, 05/01/25	637	700,005
		1,059,933
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	445	484,445

Insurance — 2.0%
Aflac Inc., 3.25%, 03/17/25	1,285	1,399,262
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	458	505,353

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	$696	$694,107
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	2,256	2,383,013
3.75%, 07/10/25 (Call 04/10/25)	2,945	3,244,448
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	2,234	2,490,441
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	1,026,807
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	930	1,058,182
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	724	795,466
Lincoln National Corp., 3.35%, 03/09/25	430	467,814
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	1,798	1,959,406
MetLife Inc.
3.00%, 03/01/25	1,558	1,679,539
3.60%, 11/13/25 (Call 08/13/25)(a)	1,518	1,681,929
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,347	1,464,755
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	480	523,680
XLIT Ltd., 4.45%, 03/31/25	1,448	1,629,333
		23,003,535
Internet — 1.0%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	1,042	1,035,967
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	845	848,955
5.20%, 12/03/25 (Call 09/03/25)	2,495	2,931,475
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	1,080	1,148,180
4.13%, 06/30/25	1,085	1,199,706
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	1,438	1,572,841
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	1,793	1,858,947
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	1,275	1,399,402
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	105	103,740
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	50	56,869
		12,156,082
Iron & Steel — 0.3%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)(a)	1,068	1,112,108
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(a)	874	878,615
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	936	983,025
		2,973,748
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,232	1,332,260

Lodging — 1.0%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	989	1,121,328
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)(a)	1,385	1,426,204
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	536	577,433
3.75%, 10/01/25 (Call 07/01/25)	1,089	1,185,235
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,289	3,797,117
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,901	3,245,726
		11,353,043
Machinery — 1.1%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,133	2,132,829
1.45%, 05/15/25	726	745,493

	Par
Security	(000)	Value

Machinery (continued)
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	$1,602	$1,715,438
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	619	668,966
John Deere Capital Corp.
2.05%, 01/09/25	422	442,357
3.40%, 09/11/25(a)	1,186	1,310,921
3.45%, 03/13/25	1,668	1,833,399
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	2,978	3,097,299
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	202	215,617
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(a)	621	662,445
		12,824,764
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,719	1,796,355
2.65%, 04/15/25 (Call 03/15/25)	754	804,940
3.00%, 08/07/25(a)	1,240	1,348,488
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	559	610,998
		4,560,781
Media — 3.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	8,976	10,182,374
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	1,205	1,301,039
3.38%, 02/15/25 (Call 11/15/24)(a)	2,150	2,334,878
3.38%, 08/15/25 (Call 05/15/25)	3,582	3,915,842
3.95%, 10/15/25 (Call 08/15/25)	6,453	7,237,491
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	803	865,658
3.95%, 06/15/25 (Call 05/15/25)(a)	1,240	1,365,996
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	1,348	1,447,415
Grupo Televisa SAB, 6.63%, 03/18/25	835	991,062
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	2,266	2,470,484
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	1,415	1,524,408
4.75%, 05/15/25 (Call 04/15/25)(a)	2,920	3,308,740
Walt Disney Co. (The)
3.35%, 03/24/25(a)	3,268	3,563,983
3.70%, 10/15/25 (Call 07/15/25)	1,818	2,015,071
		42,524,441
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	2,679	2,921,182

Mining — 0.4%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	3,216	3,557,411
Southern Copper Corp., 3.88%, 04/23/25	944	1,028,535
		4,585,946
Oil & Gas — 4.7%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	1,238	1,335,728
3.80%, 09/21/25 (Call 07/21/25)	2,868	3,185,316
BP Capital Markets PLC, 3.51%, 03/17/25	1,950	2,134,938
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	1,032	1,067,067
3.90%, 02/01/25 (Call 11/01/24)	1,623	1,773,128
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	1,789	2,041,571

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	$1,781	$1,832,952
3.33%, 11/17/25 (Call 08/17/25)	2,039	2,239,576
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	2,084	2,076,414
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,375	1,613,796
Diamondback Energy Inc.
4.75%, 05/31/25 (Call 04/30/25)	1,062	1,191,054
5.38%, 05/31/25 (Call 05/31/22)	40	41,163
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	1,543	1,666,934
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	3,958	4,210,877
2.99%, 03/19/25 (Call 02/19/25)	4,036	4,336,642
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	517	579,655
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,965	2,145,485
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	3,081	3,473,242
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	1,487	1,633,247
Shell International Finance BV
2.38%, 04/06/25 (Call 03/06/25)	2,002	2,111,229
3.25%, 05/11/25	5,713	6,227,284
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)	882	945,716
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	2,740	2,884,562
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	2,293	2,430,878
3.65%, 03/15/25	1,496	1,629,802
		54,808,256
Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	2,130	2,361,361
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	1,065	1,084,457
		3,445,818
Packaging & Containers — 0.2%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	1,614	1,769,122

Pharmaceuticals — 6.1%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	10,069	11,000,584
3.80%, 03/15/25 (Call 12/15/24)	5,328	5,837,730
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,795	1,930,128
AstraZeneca PLC, 3.38%, 11/16/25	4,560	5,021,472
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	1,328	1,324,122
3.88%, 08/15/25 (Call 05/15/25)	5,982	6,660,120
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	1,549	1,709,198
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	2,094	2,263,111
4.13%, 11/15/25 (Call 09/15/25)	4,104	4,611,049
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	6,056	6,699,874
4.10%, 03/25/25 (Call 01/25/25)	2,322	2,575,887
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,850	1,983,792
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	2,681	2,966,312
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	490	487,427
2.63%, 01/15/25 (Call 11/15/24)(a)	874	932,479
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	613	610,456
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,672	1,887,588
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,733	3,988,599

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$886	$917,604
3.00%, 11/20/25 (Call 08/20/25)	3,622	3,943,163
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	604	608,451
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	1,155	1,176,321
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	1,409	1,606,147
		70,741,614
Pipelines — 3.7%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	3,383	3,866,803
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	2,142	2,417,440
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,035	1,223,608
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	995	1,047,048
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,459	1,539,245
4.05%, 03/15/25 (Call 12/15/24)	2,529	2,749,605
5.95%, 12/01/25 (Call 09/01/25)	1,149	1,346,961
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	2,857	3,121,844
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	3,659	4,078,614
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	856	937,337
4.88%, 06/01/25 (Call 03/01/25)	3,040	3,440,702
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	666	686,986
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,249	1,400,117
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	1,007	1,088,658
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	2,375	2,660,997
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	4,486	5,136,919
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	994	1,075,448
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,192	1,317,816
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	2,012	2,199,116
4.00%, 09/15/25 (Call 06/15/25)(a)	1,718	1,906,739
		43,242,003
Private Equity — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	990	1,088,446

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	1,731	1,891,135
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	620	625,282
2.40%, 03/15/25 (Call 02/15/25)	1,312	1,374,766
2.95%, 01/15/25 (Call 12/15/24)	1,881	2,004,638
4.00%, 06/01/25 (Call 03/01/25)	2,226	2,452,162
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	974	1,066,569
3.50%, 11/15/25 (Call 08/15/25)(a)	781	861,287
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)(a)	2,018	2,164,769
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)(a)	1,060	1,156,672
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	817	885,514

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)(a)	$650	$735,514
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	1,574	1,592,951
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	784	870,397
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	1,133	1,293,002
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,930	1,927,317
1.25%, 07/15/25 (Call 06/15/25)	1,342	1,351,582
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	751	816,510
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,091	1,186,059
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)(a)	1,941	2,190,399
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	51	54,966
4.00%, 06/01/25 (Call 03/01/25)	802	889,490
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,002	1,091,489
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)(a)	450	503,370
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	917	990,112
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	688	766,687
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	978	1,088,455
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	1,372	1,489,086
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	991	1,088,187
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	996	1,103,299
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	300	321,120
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	2,833	3,107,744
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	1,065	1,133,480
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,300	1,372,293
3.50%, 02/01/25 (Call 11/01/24)	815	882,075
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)	1,368	1,557,112
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,028	1,098,706
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	3,056	3,382,259
Weyerhaeuser Co., 8.50%, 01/15/25	67	83,814
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	408	446,972
		48,897,241
Retail — 2.8%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	834	933,913
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,313	1,418,145
3.63%, 04/15/25 (Call 03/15/25)(a)	1,319	1,444,925
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,522	1,710,074
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	2,678	2,958,226
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	2,296	2,524,452
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)(a)	2,365	2,592,560
4.00%, 04/15/25 (Call 03/15/25)	1,582	1,753,188
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	323	330,510
3.30%, 07/01/25 (Call 06/15/25)	2,105	2,292,135
3.38%, 05/26/25 (Call 02/26/25)(a)	2,197	2,390,841
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	1,427	1,608,714

	Par
Security	(000)	Value

Retail (continued)
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	$3,459	$3,842,015
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	2,865	3,018,822
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	3,348	3,701,515
		32,520,035
Semiconductors — 3.0%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	1,068	1,146,220
3.90%, 12/15/25 (Call 09/15/25)	2,176	2,432,268
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,163	2,422,560
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	2,653	2,833,404
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	2,676	2,876,459
4.70%, 04/15/25 (Call 03/15/25)	5,221	5,873,103
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)(a)	3,131	3,417,737
3.70%, 07/29/25 (Call 04/29/25)	5,028	5,553,778
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,195	1,317,272
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	1,230	1,301,143
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	3,762	4,115,929
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	1,583	1,621,309
		34,911,182
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)(a)	734	803,891

Software — 3.0%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	1,302	1,357,049
3.25%, 02/01/25 (Call 11/01/24)	2,676	2,897,519
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	1,138	1,276,438
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	2,667	2,938,874
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	875	881,361
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	3,104	3,321,466
3.13%, 11/03/25 (Call 08/03/25)	6,400	7,006,976
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	5,312	5,591,783
2.95%, 05/15/25 (Call 02/15/25)	5,345	5,706,215
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,294	1,293,935
3.85%, 12/15/25 (Call 09/15/25)(a)	1,201	1,336,653
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	1,677	1,878,609
		35,486,878
Telecommunications — 2.9%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	3,176	3,464,349
3.60%, 07/15/25 (Call 04/15/25)	435	478,222
3.95%, 01/15/25 (Call 10/15/24)	2,496	2,758,729
Cisco Systems Inc., 3.50%, 06/15/25(a)	1,500	1,659,840
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,379	1,383,233
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)(a)	2,022	2,235,483
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	6,549	7,112,869
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	4,317	4,293,343
3.38%, 02/15/25	5,458	5,940,651

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Vodafone Group PLC, 4.13%, 05/30/25	$3,809	$4,257,205
		33,583,924
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	836	903,465
3.65%, 09/01/25 (Call 06/01/25)	1,421	1,574,241
7.00%, 12/15/25(a)	227	285,085
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	1,598	1,700,831
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,529	1,675,447
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	927	1,020,683
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	1,395	1,514,258
4.63%, 06/01/25 (Call 05/01/25)	791	893,063
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	944	1,019,671
3.25%, 08/15/25 (Call 05/15/25)	1,307	1,424,551
3.75%, 07/15/25 (Call 05/15/25)	1,284	1,425,266
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	3,067	3,396,304
		16,832,865
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	630	676,935

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,377	1,502,693

Total Corporate Bonds & Notes — 99.0%
(Cost: $1,111,807,065)	.	1,151,872,303

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	55,334	$55,361,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	8,160	8,160,000
		63,521,523
Total Short-Term Investments — 5.5%
(Cost: $63,502,516)	.	63,521,523

Total Investments in Securities — 104.5%
(Cost: $1,175,309,581)	.	1,215,393,826

Other Assets, Less Liabilities — (4.5)%	.	(51,918,280)

Net Assets — 100.0%	.	$1,163,475,546

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,456,574	$20,913,660	(a)	$—	$(6,725)	$(1,986)	$55,361,523	55,334	$74,803	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	3,930,000	(a)	—	—	—	8,160,000	8,160	720		—
					$(6,725)	$(1,986)	$63,521,523		$75,523		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,151,872,303	$—	$1,151,872,303
Money Market Funds	63,521,523	—	—	63,521,523
	$63,521,523	$1,151,872,303	$—	$1,215,393,826